Segments (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of net sales, adjusted EBITDA and certain other measures by reportable segment
The following tables present Net sales, Adjusted EBITDA and certain other measures for the reportable segment and total continuing operations for the periods indicated. In the Company's previously issued consolidated financial statements for the years ended December 31, 2012 and 2011, Coleman Floor and Other reconciling items were combined into a single category called Other. These amounts are presented separately in the tables below. Furthermore, certain corporate assets totaling $7,578 and $7,224 as of December 31, 2012 and 2011, respectively, have been recategorized from Geographic divisions to Other reconciling items.

	Year ended December 31, 2013				December 31, 2013
	Net Sales	Gross Profit	Depreciation & Amortization	Adjusted EBITDA	Total Assets
Geographic divisions	$1,148,032	$264,322	$11,124	$52,780	$292,047
Coleman Floor	49,005	10,081	134	2,127	10,096
Other reconciling items	—	—	802	(27,104)	16,397
	$1,197,037	$274,403	$12,060		$318,540

	Year ended December 31, 2012				December 31, 2012
	Net Sales	Gross Profit	Depreciation & Amortization	Adjusted EBITDA	Total Assets
Geographic divisions	$905,278	$206,407	$9,901	$23,992	$255,441
Coleman Floor	37,120	8,204	118	1,798	6,327
Other reconciling items	—	117	1,699	(23,797)	24,244
	$942,398	$214,728	$11,718		$286,012

	Year ended December 31, 2011				December 31, 2011
	Net Sales	Gross Profit	Depreciation & Amortization	Adjusted EBITDA	Total Assets
Geographic divisions	$733,947	$163,400	$14,152	$(3,342)	$207,827
Coleman Floor	26,035	5,565	281	(564)	4,709
Other reconciling items	—	—	1,755	(26,893)	42,105
	$759,982	$168,965	$16,188		$254,641

Reconciliation to consolidated financial statements:
Reconciliation to consolidated financial statements:

	Year ended December 31,
	2013	2012	2011
Net loss, as reported	$(4,635)	$(14,533)	$(42,133)
Interest expense	3,793	4,037	2,842
Income tax expense (benefit)	2,874	(8,084)	(22,332)
Depreciation and amortization	12,060	11,718	16,188
Impairment of assets held for sale	432	361	580
IPO transaction-related costs	10,008	—	—
Restructuring expense	141	2,853	1,349
Discontinued operations, net of taxes	(401)	(49)	202
Management fees	1,307	1,379	2,406
Non-cash compensation expense	1,049	1,305	384
Acquisition costs	257	284	1,017
Severance and other expense related to store closures and business optimization	1,113	2,375	6,761
Reduction of tax indemnification asset	—	347	1,937
Other items	(195)	—	—
Adjusted EBITDA of Coleman Floor	(2,127)	(1,798)	564
Adjusted EBITDA of other reconciling items	27,104	23,797	26,893
Adjusted EBITDA of geographic divisions reportable segment	$52,780	$23,992	$(3,342)

Revenue from External Customers by Products and Services [Table Text Block]
In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company's net sales from external customers by main product lines are as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Structural components	$157,975	$106,745	$87,542
Millwork & other interior products	219,191	178,449	143,128
Lumber & lumber sheet goods	428,384	333,952	247,299
Windows & other exterior products	249,711	202,532	178,361
Other building products & services	141,776	120,720	103,652
Total net sales	$1,197,037	$942,398	$759,982